INCOME TAXES - Narrative (Details) $ in Millions		1 Months Ended	12 Months Ended
	May 22, 2020	May 31, 2020	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Net operating loss carryforwards
Not recognized tax benefits			$ 22,000,000	$ 0
Valuation allowance			640,000,000	229,000,000
Deferred income tax liabilities on the unremitted earnings of foreign investments			1,216,000,000	896,000,000
Income tax payments, net of refunds			394,000,000	371,000,000	$ 252,000,000
Interest expense (recovery) reflected within net tax expense			6,000,000	1,000,000	4,000,000
Accrued interest expense			18,000,000	12,000,000	11,000,000
Income tax penalties expense			0	0	0
Income tax penalties accrued			0	0	0
Coastal GasLink
Net operating loss carryforwards
Decrease in valuation allowance			173,000,000
Disposal group, disposed of by sale, not discontinued operations
Net operating loss carryforwards
Decrease in valuation allowance					$ 400,000,000
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Net operating loss carryforwards
Ownership interest sold	65.00%	65.00%			65.00%
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards			5,429,000,000	4,067,000,000
Capital loss carryforwards unrecognized			251,000,000	21,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits			126,000,000	$ 113,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards							$ 446
Foreign Tax Authority | Mexican Tax Authority (SAT)
Net operating loss carryforwards
Unused net operating loss carryforwards						$ 69	$ 10
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Year 2013
Net operating loss carryforwards
Audit assessment								$ 1
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Years 2014 through 2017
Net operating loss carryforwards
Audit assessment						490
Foreign Tax Authority | Mexican Tax Authority (SAT) | Tax Years 2013 Through 2021
Net operating loss carryforwards
Audit assessment			$ 196,000,000			$ 153